LEASES - Supplemental Cash Flow Information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	¥ 50,758,114
Operating cash outflows for finance leases	23,340,016
Financing cash outflows for finance leases	284,089,511	$ 40,806,905	¥ 309,827,275	¥ 168,267,236
Total cash paid for amounts included in the measurement of lease liabilities:	358,187,641
Lease obligation assumed in exchange for right-of-use assets:
Operating lease liabilities	269,671,708
Finance lease liabilities	937,056,577
Total lease obligation assumed in exchange for right-of-use assets:	¥ 1,206,728,285
Weighted-average remaining lease term	3 years 6 months 25 days	3 years 6 months 25 days
Weighted-average discount rate	5.64%	5.64%